FOREIGN EXCHANGE GAIN	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
FOREIGN EXCHANGE GAIN	FOREIGN EXCHANGE GAIN

($ millions)	2024	2023
Translation of US dollar long-term debt	(155.6)	16.8
Realized gain on CCS - principal	103.9	151.8
Unrealized gain (loss) on CCS - principal	43.5	(155.8)
Foreign exchange gain (loss) related to US dollar long-term debt	(8.2)	12.8
Unrealized gain (loss) on foreign exchange swaps	(3.2)	2.2
Other	17.4	(5.0)
Foreign exchange gain	6.0	10.0